Principal Accounting Policies - Principles of Consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Principal Accounting Policies
Accumulated deficit	¥ (8,050,378)	¥ (8,127,552)		$ (1,102,897)
Stock repurchase program, authorized amount | $					$ 10,000
The Affiliated Entities
Principal Accounting Policies
Accumulated deficit	4,574,000
Consolidated affiliated entities | Cooperation agreement | Others
Principal Accounting Policies
Revenues	48,156	¥ 41,290	¥ 6,178
Nanjing Tuniu | Purchase option agreement | Beijing Tuniu
Principal Accounting Policies
Value of equity interest	¥ 2,430
Nanjing Tuniu | Cooperation agreement | Beijing Tuniu
Principal Accounting Policies
Number of consecutive years of not able to provide technology consulting and services as the agreement	3 years
Nanjing Tuniu | Anqiang Chen
Principal Accounting Policies
Ownership percentage by noncontrolling owners	19.11%			19.11%
Nanjing Tuniu | Dunde Yu
Principal Accounting Policies
Ownership percentage by noncontrolling owners	80.89%			80.89%